PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7 — PROPERTY AND EQUIPMENT
Property and equipment consists of the following:
	Useful Life (years)	December 31,
		2016	2015
Cost:
Furniture and equipment	3 – 7 years	$4,640,000	$3,157,000
Accumulated depreciation		(3,869,000)	(2,365,000)
Property and equipment, net		$771,000	$792,000
Depreciation of property and equipment amounted to $1,503,000 and $251,000 for the years ended December 31, 2016 and 2015, respectively.